Goodwill (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Goodwill [Member]	Dec. 31, 2011 Goodwill [Member]
Cost			$ 158,412	$ 158,412
Impairment			39,403	39,403
Net	$ 119,009	$ 119,009	$ 119,009	$ 119,009